Cover	Sep. 15, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 15, 2026
Entity Registrant Name	CREDIT ACCEPTANCE CORP
Entity Incorporation, State or Country Code	MI
Entity File Number	000-20202
Entity Tax Identification Number	38-1999511
Entity Address, Address Line One	25505 West Twelve Mile Road
Entity Address, City or Town	Southfield,
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48034-8339
City Area Code	248
Local Phone Number	353-2700
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	CACC
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000885550
Amendment Flag	false